Risk Report - Credit Exposure - Main Credit Exposure Categories by Business Divisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2024		Dec. 31, 2023
Credit Exposure Main Credit Exposure Categories [Line items]
Total	€ 1,209,964,000		€ 1,108,381,000
Loans
at amortized cost	489,579,000	[1],[2]	484,527,000	[3],[4]
trading at fair value through PL	11,380,000		8,235,000
Designated or Mandatory at fair value through PL	1,954,000		887,000
at fair value through OCI	5,068,000	[5],[6]	4,867,000	[7],[8]
Off balance sheet
Revocable and irrevocable lending commitments	269,699,000	[9],[10]	255,409,000	[11],[12]
Contingent liabilities	73,468,000		65,131,000
OTC derivative
at fair value through P&L	26,900,000	[13],[14]	22,555,000	[15],[16]
Debt Securities
at amortized cost	21,655,000	[17],[18]	21,868,000	[19],[20]
at fair value through P&L	127,744,000		120,485,000
at fair value through OCI	34,236,000	[21],[22]	28,874,000	[23],[24]
Repo and repo-style transactions
at amortized cost	40,846,000	[25],[26]	14,764,000	[27],[28]
at fair value through P&L	104,649,000	[25],[26]	78,973,000	[27],[28]
at fair value through OCI	2,786,000	[25]	1,805,000	[27],[28]
Corporate Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	368,598,000		341,118,000
Loans
at amortized cost	116,674,000	[1],[2]	116,732,000	[3],[4]
trading at fair value through PL	212,000		456,000
Designated or Mandatory at fair value through PL	508,000		303,000
at fair value through OCI	4,110,000	[5],[6]	4,393,000	[7],[8]
Off balance sheet
Revocable and irrevocable lending commitments	170,667,000	[9],[10]	158,490,000	[11],[12]
Contingent liabilities	67,067,000		59,781,000
OTC derivative
at fair value through P&L	47,000	[13],[14]	55,000	[15],[16]
Debt Securities
at amortized cost	266,000	[17],[18]	294,000	[19],[20]
at fair value through P&L	14,000		19,000
at fair value through OCI	0	[21],[22]	0	[23],[24]
Repo and repo-style transactions
at amortized cost	9,033	[25]	595,000	[27],[28]
at fair value through P&L	0	[25]	0	[27],[28]
at fair value through OCI	0	[25]	0	[27],[28]
Investment Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	478,048,000		397,333,000
Loans
at amortized cost	110,077,000	[1],[2]	100,645,000	[3],[4]
trading at fair value through PL	11,068,000		7,614,000
Designated or Mandatory at fair value through PL	1,443,000		582,000
at fair value through OCI	958,000	[5],[6]	474,000	[7],[8]
Off balance sheet
Revocable and irrevocable lending commitments	61,692,000	[9],[10]	56,939,000	[11],[12]
Contingent liabilities	3,268,000		2,169,000
OTC derivative
at fair value through P&L	24,031,000	[13],[14]	18,991,000	[15],[16]
Debt Securities
at amortized cost	5,369,000	[17],[18]	4,611,000	[19],[20]
at fair value through P&L	122,813,000		114,741,000
at fair value through OCI	1,268,000	[21],[22]	1,520,000	[23],[24]
Repo and repo-style transactions
at amortized cost	31,813	[25]	14,169,000	[27],[28]
at fair value through P&L	104,248	[25]	74,878,000	[27],[28]
at fair value through OCI	0	[25]	0	[27],[28]
Private Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	298,209,000		304,644,000
Loans
at amortized cost	257,476,000	[1],[2]	261,250,000	[3],[4]
trading at fair value through PL	6,000		0
Designated or Mandatory at fair value through PL	0		0
at fair value through OCI	0	[5],[6]	0	[7],[8]
Off balance sheet
Revocable and irrevocable lending commitments	37,110,000	[9],[10]	39,515,000	[11],[12]
Contingent liabilities	2,815,000		3,128,000
OTC derivative
at fair value through P&L	391,000	[13],[14]	301,000	[15],[16]
Debt Securities
at amortized cost	409,000	[17],[18]	447,000	[19],[20]
at fair value through P&L	1,000		1,000
at fair value through OCI	1,000	[21],[22]	1,000	[23],[24]
Repo and repo-style transactions
at amortized cost	0	[25]	0	[27],[28]
at fair value through P&L	0	[25]	0	[27],[28]
at fair value through OCI	0	[25]	0	[27],[28]
Asset Management [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	4,748,000		4,675,000
Loans
at amortized cost	1,000	[1],[2]	3,000	[3],[4]
trading at fair value through PL	0		0
Designated or Mandatory at fair value through PL	0		0
at fair value through OCI	0	[5],[6]	0	[7],[8]
Off balance sheet
Revocable and irrevocable lending commitments	130,000	[9],[10]	99,000	[11],[12]
Contingent liabilities	9,000		9,000
OTC derivative
at fair value through P&L	0	[13],[14]	0	[15],[16]
Debt Securities
at amortized cost	0	[17],[18]	0	[19],[20]
at fair value through P&L	4,526,000		4,483,000
at fair value through OCI	82,000	[21],[22]	82,000	[23],[24]
Repo and repo-style transactions
at amortized cost	0	[25]	0	[27],[28]
at fair value through P&L	0	[25]	0	[27],[28]
at fair value through OCI	0	[25]	0	[27],[28]
Corporate & Other [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	60,362,000		60,611,000
Loans
at amortized cost	5,352,000	[1],[2]	5,896,000	[3],[4]
trading at fair value through PL	93,000		165,000
Designated or Mandatory at fair value through PL	3,000		3,000
at fair value through OCI	0	[5],[6]	0	[7],[8]
Off balance sheet
Revocable and irrevocable lending commitments	100,000	[9],[10]	365,000	[11],[12]
Contingent liabilities	309,000		44,000
OTC derivative
at fair value through P&L	2,431,000	[13],[14]	3,208,000	[15],[16]
Debt Securities
at amortized cost	15,612,000	[17],[18]	16,516,000	[19],[20]
at fair value through P&L	390,000		1,242,000
at fair value through OCI	32,885,000	[21],[22]	27,271,000	[23],[24]
Repo and repo-style transactions
at amortized cost	0	[25]	0	[27],[28]
at fair value through P&L	401	[25]	4,096,000	[27],[28]
at fair value through OCI	€ 2,786	[25]	€ 1,805,000	[27],[28]

[1]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[3]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[4]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[5]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[6]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[7]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[8]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[9]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[10]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[11]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[12]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[13]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[14]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[15]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[16]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[17]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[18]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[19]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[20]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[21]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[22]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[23]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[24]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[25]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[26]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[27]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[28]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed